Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Schedule of accounts receivable	2021 2020 Trade receivables $ 271,015 $ 166,054 GST/VAT receivables 3,919 38,192 Other receivables 1,205 734 Total $ 276,139 $ 204,980